Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Summary of warrant activity

The following is a summary of warrant activity.

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding, December 31, 2018	419,167	$61.00	3.48	$—
Granted	25,355,000	0.97
Forfeited	—
Exercised	(6,120,000)	0.50
Outstanding, December 31, 2019	19,654,167	$1.57	2.76	$1,111,600
Granted	—
Forfeited	(10,667)	256.25
Exercised	—
Outstanding, December 31, 2020	19,643,500	$1.50	1.76	$—
Exercisable, December 31, 2020	19,643,500	$1.50	1.76	$—

Summary of exercise price for warrant outstanding

The exercise price for warrant outstanding and exercisable at December 31, 2020:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Warrants	Price	Warrants	Price
15,880,000	$0.50	15,880,000	$0.50
3,000,000	1.85	3,000,000	1.85
500,000	2.70	500,000	2.70
20,000	31.90	20,000	31.90
100,000	50.00	100,000	50.00
75,000	75.00	75,000	75.00
50,000	100.00	50,000	100.00
10,000	235.00	10,000	235.00
7,500	250.00	7,500	250.00
1,000	280.00	1,000	280.00
19,643,500		19,643,500

Schedule of Assumptions

The fair value of the warrants listed above was determined using the Black-Scholes option pricing model with the following assumptions:

December 31,
2019
Risk-free interest rate	1.55%
Expected life of the options	3.1 to 3.6 years
Expected volatility	185%
Expected dividend yield	0%